ABN AMRO Funds


Money Market Funds:  Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International Equity
Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers
Fund, Latin America Equity Fund, and TransEurope Fund

Supplement dated September 18, 1998 to the
Prospectus - Investor Share Class
dated April 30, 1998

The following information supplements the information found under the heading Distribution and Shareholder Servicing on page 35:

The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds shares. Some of these financial institutions may be affiliated with the Advisor.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Futures Contracts and Options on Futures
Contracts beginning on page 45:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Options beginning on page 48:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors When-Issued and Delayed Delivery Securities on page 54:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information replaces the information for Charles H. Self, III and Gregory D. Boal found under the heading The Advisor on page 33:

Gregory D. Boal, Senior Vice President of the Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund since April 1997, as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997, and as portfolio manager of the Fixed Income Fund since June, 1998. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank from November, 1989 to March, 1997.

The following information replaces similar information found on page 34:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the Administrator) serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

First Data Investor Services Group, Inc. serves as the Sub-
Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.
Compensation for these services is paid under a Sub-
Administration and Fund Accounting Agreement with the
Administrator.

ABN AMRO Funds


Money Market Funds:  Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International Equity
Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers
Fund, Latin America Equity Fund, and TransEurope Fund

Supplement dated September 18, 1998 to the
Prospectus - Common Share Class
dated April 30, 1998

The following information supplements the information found under the heading The Distributor beginning on page 28:

The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds shares. Some of these financial institutions may be affiliated with the Advisor.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Futures Contracts and Options on Futures
Contracts beginning on page 34:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Options beginning on page 36:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors When-Issued and Delayed Delivery Securities beginning on page 53:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information replaces the information for Charles H. Self, III and Gregory D. Boal found under the heading The Advisor on page 33:

Gregory D. Boal, Senior Vice President of the Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund since April 1997, as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997, and as portfolio manager of the Fixed Income Fund since June, 1998. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank from November, 1989 to March, 1997.

The following information replaces similar information found on page 34:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the Administrator) serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

First Data Investor Services Group, Inc. serves as the Sub-
Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.
Compensation for these services is paid under a Sub-
Administration and Fund Accounting Agreement with the
Administrator.


ABN AMRO Funds


Money Market Funds:  Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International Equity
Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers
Fund, Latin America Equity Fund, and TransEurope Fund

Supplement dated September 18, 1998 to the
Statement of Additional Information
dated April 30, 1998


The following information supplements the information found under the heading Description of Permitted Investments
Borrowing on page 4:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments
Short Sales on page 5:

Whenever a Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information replaces similar information found on page 21:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and ABN AMRO Fund Services, Inc. (the Administrator), a direct wholly-owned subsidiary of ABN
AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company, have entered into an administration agreement (the Administration Agreement) dated July 1,
1998. Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds; (ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V. The
Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago,
Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

Prior to March 2, 1998, SEI Fund Resources (SEI) served as the Trusts administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI
Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

First Data Investor Services Group (Investor Services
Group) serves as the Trusts sub-administrator pursuant to a Sub-Administration and Fund Accounting Agreement dated July 1, 1998 between Investor Services Group and the Administrator. From March 2, 1998 until June 30, 1998, Investor Services Group served as the Trusts administrator. Investor Services Group, a Massachusetts corporation, has its principal offices at 4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including Investor Services Group, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.



ABN AMRO Funds

Small Cap Value Fund

Supplement dated September 18, 1998 to the
Prospectus - Investor Share Class
dated June 30, 1998

The following information supplements the information found under the heading Distribution and Shareholder Servicing beginning on page 14:

The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds shares. Some of these financial institutions may be affiliated with the Advisor.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Futures Contracts and Options on Futures
Contracts beginning on page 21:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Options beginning on page 22:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors When-Issued and Delayed Delivery Securities on page 26:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

ABN AMRO Funds

Small Cap Value Fund

Supplement dated September 18, 1998 to the
Prospectus - Common Share Class
dated June 30, 1998

The following information supplements the information found under the heading The Distributor on page 14:

The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds shares. Some of these financial institutions may be affiliated with the Advisor.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Futures Contracts and Options on Futures
Contracts beginning on page 20:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors Options beginning on page 22:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

The following information supplements the information found under the heading Description of Permitted Investments and Risk Factors When-Issued and Delayed Delivery Securities on page 25:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.

ABN AMRO Funds

Small Cap Value Fund

Supplement dated September 18, 1998 to the
Statement of Additional Information
dated June 30, 1998


The following information supplements the information found under the heading Description of Permitted Investments
Borrowing on page 2:

Whenever the Fund is required to establish a segregated account, notations on the books of the Trusts custodian are sufficient to constitute a segregated account.